Net Income per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of the Calculation of Basic and Diluted Net Income Per Share

The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Three months ended March 31,
	2021	2020

Numerator:
Net income applicable to common shareholders—basic	$19,416	$12,860
Dilutive effect of assumed conversion of convertible debt	—	1,814
Net income applicable to common shareholders—diluted	$19,416	$14,674

Denominator:
Weighted average shares outstanding—basic	2,214,522	1,192,725
Dilutive effect of assumed conversion of convertible debt	—	715,258
Dilutive effect of assumed conversion of warrants	—	128,868
Weighted average shares outstanding—diluted	2,214,522	2,036,851
Basic net income per share	$8.77	$10.78
Diluted net income per share	$8.77	$7.20

The following table presents the calculation of basic and diluted net income per share (in thousands except share and per share amounts):

	Years ended December 31,
	2020	2019

Numerator
Net income applicable to common stockholders — basic	$53,623	$36,325
Dilutive effect of assumed conversion of convertible debt	2,687	7,311
Net income applicable to common stockholders — diluted	$56,310	$43,636

Denominator
Weighted average common shares outstanding — basic	1,807,410	1,192,725
Dilutive effect of assumed conversion of convertible debt	295,028	715,258
Dilutive effect of assumed conversion of warrants	46,676	87,148
Weighted average common shares outstanding — diluted	2,149,114	1,995,131
Net Income per share applicable to common stockholders — basic	$29.67	$30.46
Net Income per share applicable to common stockholders — diluted	$26.20	$21.87